1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

William J. Bielefeld

william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

December 15, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:         Pomona Private Equity Fund

File Nos. 811-22990 and 333-198176

Ladies and Gentlemen:

On behalf of Pomona Private Equity Fund (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended. This filing is being made for the purposes of (i) responding to comments of the staff of the Securities and Exchange Commission to the Fund’s Registration Statement; and (ii) making certain other changes to the prospectus and Statement of Additional Information for the Fund.

Please direct any questions concerning the filing to the undersigned at 202-261-3386.

Very truly yours,

/s/ William J. Bielefeld
William J. Bielefeld